INTEREST IN JOINT VENTURES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement1 [Line Items]
Current assets	$ 91,499,000	$ 122,949,000
Non-current assets	427,568,000	324,678,000
Current liabilities	(86,792,000)	(56,666,000)
Non-current liabilities	(180,337,000)	(98,458,000)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	32,527,000	33,498,000	$ 45,245,000	$ 62,470,000
Revenue	331,046,000	319,018,000	409,522,000
The above profit (loss) for the year include the following:
Depreciation	(17,529,000)	(14,094,000)	(17,975,000)
Impairment loss	(16,995,000)	0	(16,503,000)
Interest income	1,979,000	3,787,000	7,164,000
Interest expense	(11,916,000)	(6,517,000)	(6,548,000)
Income tax expense	685,000	1,389,000	$ 3,226,000
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	519,067,000	447,627,000
Provision for losses on joint venture	2,106,000	2,445,000
Goodwill	944,000	7,351,000
Carrying amount of the Group's interest in the joint venture	52,475,000	54,560,000
Tri-View Shipping Pte. Ltd. [member]
Statement1 [Line Items]
Current assets	897,000	2,342,000
Non-current assets	10,180,000	11,284,000
Current liabilities	(805,000)	(8,040,000)
Non-current liabilities	(6,300,000)	0
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	757,000	2,143,000
Current financial liabilities (excluding trade and other payables and provisions)	(726,000)	(7,995,000)
Non-current financial liabilities (excluding trade and other payables and provisions)	(6,300,000)	0
Revenue	2,488,000	3,029,000
Gross profit (loss)	(1,290,000)	1,241,000
Profit (loss) for the year, representing total comprehensive income (loss) for the year	(1,615,000)	920,000
The above profit (loss) for the year include the following:
Depreciation	(2,102,000)	0
Interest expense	(307,000)	(328,000)
Income tax expense	0	11,000
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	$ 3,972,000	$ 5,586,000
Proportion of the Group's ownership interest in the joint venture	51.00%	51.00%
Other adjustments	$ (31,000)	$ (31,000)
Carrying amount of the Group's interest in the joint venture	1,995,000	2,818,000
Island Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Current assets	31,000	1,919,000
Non-current assets	329,000	403,000
Current liabilities	(1,212,000)	(3,499,000)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	5,000	56,000
Current financial liabilities (excluding trade and other payables and provisions)	(898,000)	(2,118,000)
Revenue	10,499,000	28,899,000
Gross profit (loss)	476,000	(932,000)
Profit (loss) for the year, representing total comprehensive income (loss) for the year	325,000	(1,003,000)
The above profit (loss) for the year include the following:
Depreciation	(84,000)	0
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net liabilities of the joint venture	$ (852,000)	$ (1,177,000)
Proportion of the Group's ownership interest in the joint venture	65.00%	65.00%
Provision for losses on joint venture	$ 554,000	$ 765,000
Carrying amount of the Group's interest in the joint venture	0	0
IVS Bulk Pte. Ltd. [member]
Statement1 [Line Items]
Current assets	25,941,000	32,567,000
Non-current assets	263,670,000	268,247,000
Current liabilities	(81,118,000)	(21,602,000)
Non-current liabilities	(49,358,000)	(116,314,000)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	25,650,000	26,232,000
Current financial liabilities (excluding trade and other payables and provisions)	(78,507,000)	(20,413,000)
Non-current financial liabilities (excluding trade and other payables and provisions)	(49,358,000)	(116,314,000)
Revenue	40,929,000	44,567,000
Gross profit (loss)	6,103,000	10,921,000
Profit (loss) for the year, representing total comprehensive income (loss) for the year	(3,764,000)	1,111,000
The above profit (loss) for the year include the following:
Depreciation	(14,020,000)	(12,894,000)
Interest income	33,000	24,000
Interest expense	(9,029,000)	(9,666,000)
Income tax expense	(1,000)	0
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	$ 159,135,000	162,898,000
Proportion of the Group's ownership interest in the joint venture	33.50%
Goodwill	$ 3,575,000	3,575,000
Other adjustments	(6,405,000)	(6,404,000)
Carrying amount of the Group's interest in the joint venture	50,480,000	51,742,000
Petrochemical Shipping Limited
Statement1 [Line Items]
Current assets	206,000	7,083,000
Non-current assets	0	14,484,000
Current liabilities	(40,000)	(7,050,000)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	203,000	5,623,000
Current financial liabilities (excluding trade and other payables and provisions)	(38,000)	(6,592,000)
Revenue	15,857,000	13,755,000
Gross profit (loss)	456,000	(604,000)
Profit (loss) for the year, representing total comprehensive income (loss) for the year	650,000	(6,872,000)
Dividend income from the joint venture during the year	5,000,000	0
The above profit (loss) for the year include the following:
Depreciation	(2,000)	(957,000)
Impairment loss	0	(5,725,000)
Interest income	59,000	76,000
Interest expense	(79,000)	(519,000)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net assets of the joint venture	$ 166,000	$ 14,517,000
Proportion of the Group's ownership interest in the joint venture	50.00%	50.00%
Other adjustments	$ (83,000)	$ (7,258,000)
Carrying amount of the Group's interest in the joint venture	0	0
Leopard Tankers Pte. Ltd. [member]
Statement1 [Line Items]
Current assets	2,894,000	5,095,000
Non-current assets	0	108,000,000
Current liabilities	(5,999,000)	(116,456,000)
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	2,802,000	3,899,000
Current financial liabilities (excluding trade and other payables and provisions)	(5,819,000)	(115,883,000)
Revenue	110,002,000	16,589,000
Gross profit (loss)	874,000	7,137,000
Profit (loss) for the year, representing total comprehensive income (loss) for the year	255,000	5,079,000
The above profit (loss) for the year include the following:
Depreciation	0	(3,000)
Interest expense	(458,000)	(4,765,000)
Reconciliation of the above summarised financial information to the carrying amount of the interest in the joint venture recognised in the consolidated and combined financial statements:
Net liabilities of the joint venture	$ (3,105,000)	$ (3,361,000)
Proportion of the Group's ownership interest in the joint venture	50.00%	50.00%
Provision for losses on joint venture	$ 1,552,000	$ 1,680,000
Carrying amount of the Group's interest in the joint venture	$ 0	$ 0